Subsequent Event	6 Months Ended
Dec. 31, 2023
Subsequent Event
Subsequent Event
12.	Subsequent Event
Subsequent to December 31, 2023, the Company issued 3,218,200 common shares for proceeds of $7,157 net of transaction costs of $296 under the Company’s ATM offering.